SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.  SHARE-BASED COMPENSATION

On August 31, 2005, the Company authorized an employee stock option scheme (the “2005 Scheme”), under which up to 30,000,000 ordinary shares were to be granted. The Company has made the following option grants under the 2005 Scheme:

a)             On September 1, 2005, the Company granted options to certain employees of the Company to purchase 11,453,431 ordinary shares at an exercise price of USD0.11. These awards generally vest equally on each of 4 anniversary dates of employment date.

b)             On September 1, 2006, the Company granted options to certain employees and a consultant of the Company to purchase 8,181,058 ordinary shares at an exercise price of USD0.0844. These awards generally vest monthly for 60 months following the grant date.

c)     On September 1, 2007, the Company granted options to certain employees and a consultant of the Company to purchase 10,100,937 ordinary shares at an exercise price of USD0.2727. These awards generally vest monthly for 60 months following the grant date.

d)    On August 1, 2009, the Company granted options to certain employees of the Company to purchase 670,000 ordinary shares at an exercise price of USD0.5. These awards vest monthly over two to five years following the grant date.

All the options granted have a contractual term of 10 years.

The options that were granted prior to April 2008 carried a Qualified IPO performance and service condition that affect vesting, as defined in ASC 718. As of December 31, 2005, 2006 and 2007, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense of all these options for the years ended December 31, 2005, 2006 and 2007.

In April 2008, the Company amended the 2005 Scheme to remove the provision requiring a Qualified IPO for options to become exercisable leaving only a service condition. The Company concluded that this amendment met the definition of improbable-to-probable modification because it previously was not probable that the performance condition would be satisfied, and the modification caused it to become probable. Because the original performance condition was not probable on the modification date, the Company did not use the original grant-date fair value to measure compensation cost for the stock option grants in 2005, 2006 and 2007. As required by ASC 718, the Company calculated the fair value of the awards on the modification date. The weighted average fair value per option on the modification date of the stock option grants in 2005, 2006 and 2007 were USD0.2066, USD0.2318 and USD0.1728, respectively. The aggregate fair value of the vested awards of USD3,106 was recognized immediately on the modification date. The share-based compensation for unvested awards would be recognized over the remaining requisite service period on a straight line basis.

On November 2, 2009, the Company authorized a share incentive plan (the “2009 Plan”). Subject to the 2009 Plan, the maximum aggregate number of ordinary shares which may be issued pursuant to all awards is 30,000,000 ordinary shares. Under the 2009 Plan, the Company granted 7,260,134 Restricted Share Unit awards (the “RSU”) to certain employees on November 2, 2009. These awards will vest over a two to five year term from the grant date.

On January 18, 2010, the Company granted 108,107 RSUs to certain employees which will vest over a five year term. The grants carry both a Qualified IPO performance and service conditions that affect vesting. Upon the completion of a Qualified IPO, the Company recognized compensation expense for the grant date fair value of the vested awards utilizing the graded-vesting method. The grant date fair value of RSUs granted on January 18, 2010 was USD2.1531.

The RSUs are not entitled to voting or dividend rights until delivery of the ordinary shares.

The RSUs granted on November 2, 2009 and January 18, 2010 carried a Qualified IPO performance and service condition that affected vesting, as defined in ASC 718. As of December 31, 2009, the Company was not able to determine that it was probable that the performance condition would be satisfied until the completion of a Qualified IPO. Therefore, the Company did not recognize any share-based compensation expense on the RSUs for the year ended December 31, 2009.

On January 18, 2010, the Company cancelled 1,356,547 RSUs granted to certain employees on November 2, 2009 and concurrently granted Restricted Shares (the “RS”) with similar terms. The Company concluded that this amendment met the definition of an improbable-to-improbable modification because both the RSUs and RSs carry the same Qualified IPO performance and service conditions that affected vesting. The modification date incremental fair value was nil. Therefore, the Company has determined that there was no accounting for the RSs until the completion of a Qualified IPO, at which time the Company has begun to recognize the grant date fair value.

In May 2010, the Company cancelled 119,671 RSUs granted to certain employees on November 2, 2009 and 562,334 RSs granted to certain employees on January 18, 2010. Since both RSUs and RSs carried Qualified IPO performance condition that affected vesting, due to the fact that the Qualified IPO performance condition was not probable at the time of the grant and cancellation, the Company did not recognize any of the unrecognized compensation cost.

Upon the completion of the Company’s IPO in November 2010, the Company recognized USD 6,939 share-based compensation expense related to RSUs granted in November 2009 and January 2010 and RSs granted in January 2010 as these awards carried a Qualified IPO performance condition.

On April 22, 2011, the Company granted 139,998 RSUs to three independent directors vesting over a 7 month term.

The Company has also made the following option grants under the 2009 Plan (“2011 option grant”):

a)             On April 20, 2011, the Company granted options to certain employees of the Company to purchase 1,194,984 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over two to five years following the grant date.

b)             On July 6, 2011, the Company granted options to certain employees of the Company to purchase 1,879,885 ordinary shares at an exercise price of USD0.7. These awards vest quarterly over four years following the grant date.

All of the options granted in year ended 2011 only carry service conditions that affect vesting.

Stock Options to Employees

The following table summarized the stock option activity under the Company’s 2005 Scheme and 2009 Plan (in USD, except shares):

				Weighted
			Number of	Average
		Weighted	vested and	Remaining	Aggregate
	Number of	Average	exercisable	Contractual	Intrinsic
	Shares	Exercise Price	options	Life (Years)	Value
Outstanding at December 31, 2008	29,349,010	0.1580	18,118,646	7.620	5,059,126
Granted	670,000	0.5000
Exercised	(12,899,062)	0.1392
Forfeited	(81,077)	0.2278
Outstanding at December 31, 2009	17,038,871	0.1854	9,013,027	6.945	33,527,957
Granted	—	—
Exercised	—	—
Forfeited	(54,000)	0.5000
Outstanding at December 31, 2010	16,984,871	0.1844	12,544,204	5.936	38,226,726
Granted	3,074,869	0.7000
Exercised	(1,962,906)	0.1310
Forfeited	(7,313)	0.7000
Outstanding at December 31, 2011	18,089,521	0.2776	14,003,243	5.788	27,931,425

The aggregated intrinsic value of the exercisable options at December 31, 2011 was USD22,784.

The weighted average fair value of options granted during the year ended December 31, 2009 and 2011 was USD 1.4439 and USD 1.2671, respectively. No stock options were granted in 2010. The total fair value of stock options vested during the years ended December 31, 2009, 2010 and 2011 was USD842, USD898 and USD 1,323, respectively. The aggregate intrinsic value for stock options exercised during the years ended December 31, 2009, 2010 and 2011 was USD25,977, nil and USD3,319, respectively.

As of December 31, 2010 and 2011, the unrecognized compensation cost of USD1,331 and USD3,892, respectively, after adjustment for estimated forfeitures, was related to non-vested stock option awards granted to employees. Such unrecognized cost would be expected to be recognized over a weighted average period of 3.18 years and 2.74 years, respectively.

As of December 31, 2010 and 2011, weighted average exercise price of exercisable options is USD0.1618 and USD 0.1946, respectively.

Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted in 2009 under the 2005 Scheme. Risk-free interest rates are based on the derived market yield of China Government international bond for the terms approximating the expected life of the award at the time of grant. The Company used ASC 718-10-S99 to determine the expected terms. Expected dividend yield is determined in view of the Company’s historical dividend as well as expected future payout rate. The Company estimated the expected volatility at the date of grant based on the average annualized standard deviation of the share price of comparable listed companies. The assumptions used to value share-based compensation awards for the years ended December 31, 2009, 2010 and 2011 are presented as follows:

2009 grants
Risk-free rate of return	4.02%
Expected term (years)	6.27
Expected volatility	53.32%
Dividend yield	—

There were no options granted to the consultant in 2009, 2010 and 2011.

Under ASC 718, the Company applied the binomial valuation model in determining the fair value of options granted in 2011 under the 2009 Plan as these options were granted in-the-money. The estimated value of options is determined based on the estimated value of the underlying ordinary shares, the exercise prices of the options, and the effect of the following assumptions using the binomial option pricing model:

2011 Grant
Risk-free interest rate (per annum) (1)	3.12%-3.43%
Exercise multiple (2)	2.5-2.8
Expected volatility (3)	47.86%-48.08%
Dividend yield (4)	—

(1)                   The risk-free interest rate is based on the market yield of the US Treasuries with maturity period that equals to the contractual life of the Share Options.

(2)                   The management estimates the options will be exercised when the spot price reaches 2.5-2.8 times of exercise price after becoming exercisable.

(3)                   This refers to the expected volatility of the future share price. Since the transaction history of the Company was short, the expected price volatility was based on the historical price volatility of the shares of the comparable companies of RDA.

(4)                   The Company has no history or expectation of paying dividends on its ordinary shares.

RSUs to Employees

The following table summarizes RSU activity:

				Weighted
			Number of	Average
		Weighted	vested and	Remaining	Aggregate
	Number of	Average	exercisable	Contractual	Intrinsic
	Shares	Exercise Price	RSUs	Life (Years)	Value
Outstanding at December 31, 2008	—	—
Granted	7,260,134	0.01
Forfeited	(22,920)	0.01
Outstanding at December 31, 2009	7,237,214	0.01	—	9.58	15,510,073
Granted	108,107	0.01
Cancelled	(1,476,218)	0.01
Vested	(1,762,899)	0.01
Forfeited	(52,701)	0.01
Outstanding at December 31, 2010	4,053,503	0.01	1,762,899	8.58	9,829,745
Granted	139,998	0.01
Vested	(1,318,964)	0.01
Forfeited	(9,101)	0.01
Outstanding at December 31, 2011	2,865,436	0.01	3,081,863	7.58	5,191,215

The fair value of the RSUs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSUs.

The weighted average fair value of RSUs granted during the years ended December 31, 2009, 2010 and 2011 was USD 1.7714, USD2.1531 and USD 2.1883, respectively.

As of December 31, 2010 and 2011, the unrecognized compensation cost is USD3,745 and USD 1,753, respectively, after adjustment for estimated forfeitures, was related to non-vested RSUs granted to employees.

RSs to Employees

The following table summarizes RSs activity:

				Weighted Average
		Weighted	Number of vested	Remaining	Aggregate
	Number of	Average	and exercisable	Contractual	Intrinsic
	Shares	Exercise Price	RSs	Life (Years)	Value
Outstanding at December 31, 2009	—	—
Granted	1,356,547	0.01
Cancelled	(562,334)	0.01
Vested	(225,027)	0.01
Outstanding at December 31, 2010	569,186	0.01	225,027	8.58	1,380,276
Vested	(158,843)	0.01
Outstanding at December 31, 2011	410,343	0.01	383,870	7.58	743,405

The fair value of the RSs was measured as the grant date fair value of the Company’s ordinary shares reduced by the present value of the dividends expected to be paid on the underlying shares during the requisite service period. Expected dividend yield is nil for all RSs.

The weighted average fair value of RSs granted during the years ended December 31, 2010 was USD 1.7714.

The employees are required to pay the par value of USD 0.01 per share for their granted RSs.

As of December 31, 2010 and 2011, the unrecognized compensation cost is USD530 and USD250, respectively.